INTANGIBLE ASSETS AND GOODWILL - Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Estimated aggregate amortization expense
2022	$ 1,181
2023	1,026
2024	902
2025	795
2026	664
Thereafter	682
Net Carrying Amount	$ 5,250	$ 6,740